Lines of Credit and Floor Plans - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Feb. 14, 2020
Line Of Credit Facility [Line Items]
Recognized interest expense	$ 5,700,000	$ 5,000,000	$ 11,600,000	$ 9,500,000
Amended and Restated Credit Agreement | Floor Plans | JP Morgan Chase Bank
Line Of Credit Facility [Line Items]
Floor plan financing facility	165,100,000		165,100,000		$ 85,000,000
Amended and Restated Credit Agreement | Aggregate Indebtedness | JP Morgan Chase Bank
Line Of Credit Facility [Line Items]
Floor plan financing facility	225,000,000		225,000,000		220,000,000
Maximum borrowing capacity	225,000,000		225,000,000
Recognized interest expense	300,000		1,300,000
Amended and Restated Credit Agreement | Revolving Line of Credit | JP Morgan Chase Bank
Line Of Credit Facility [Line Items]
Floor plan financing facility	300,000,000		300,000,000		110,000,000
First Lien Lender | Floor Plans
Line Of Credit Facility [Line Items]
Floor plan financing facility	40,000,000		40,000,000		$ 85,000,000
First Lien Lender | Floor Plans | JP Morgan Chase Bank
Line Of Credit Facility [Line Items]
Floor plan financing facility	29,000,000		29,000,000
Maximum borrowing capacity	$ 40,000,000		$ 40,000,000
Effective interest rate	2.90%		2.90%
First Lien Lender | ABL Facility | JP Morgan Chase Bank
Line Of Credit Facility [Line Items]
Floor plan financing facility	$ 110,800,000		$ 110,800,000
Maximum borrowing capacity	$ 300,000,000		$ 300,000,000
Effective interest rate	2.00%		2.00%
First Lien Lender | Floor Plans and ABL Facility | JP Morgan Chase Bank
Line Of Credit Facility [Line Items]
Floor plan financing facility	$ 275,900,000		$ 275,900,000
Maximum borrowing capacity	525,000,000		525,000,000
Debt issuance costs	1,600,000		$ 1,600,000
Original Equipment Manufacturer ("OEM") Captive Lenders and Suppliers | JP Morgan Chase Bank | Minimum
Line Of Credit Facility [Line Items]
Interest only or deferred payment period			5 months
Original Equipment Manufacturer ("OEM") Captive Lenders and Suppliers | JP Morgan Chase Bank | Maximum
Line Of Credit Facility [Line Items]
Interest only or deferred payment period			12 months
Original Equipment Manufacturer ("OEM") Captive Lenders and Suppliers | Floor Plans | JP Morgan Chase Bank
Line Of Credit Facility [Line Items]
Floor plan financing facility	136,100,000		$ 136,100,000
Original Equipment Manufacturer ("OEM") Captive Lenders and Suppliers | Floor Plans | JP Morgan Chase Bank | Minimum
Line Of Credit Facility [Line Items]
Maximum borrowing capacity	$ 10,000,000		$ 10,000,000
Effective interest rate	3.10%		3.10%
Original Equipment Manufacturer ("OEM") Captive Lenders and Suppliers | Floor Plans | JP Morgan Chase Bank | Maximum
Line Of Credit Facility [Line Items]
Maximum borrowing capacity	$ 82,000,000		$ 82,000,000
Effective interest rate	4.20%		4.20%